THE ALGER FUND


 Supplement dated September 26, 2001 to the Prospectus dated February 28, 2001,


THE MANAGER'S ADDRESS UNDER THE HEADING "MANAGEMENT AND ORGANIZATION" ON PAGE 9 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred Alger Management, Inc.
30 Montgomery Street
Jersey City, NJ  07302

THE PARAGRAPH UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGE 9 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III is the key strategist for all the portfolios, overseeing the investments of each portfolio. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, David Hyun and Alison Barbi are the individuals responsible for the day-to-day management of portfolio investments and have served in that capacity since September 2001. Mr. Chung, manager of the Small Capitalization and MidCap Growth Portfolios, and co-manager of the LargeCap Growth and Balanced Portfolios since September 2001, has been employed by the Manager since 1994, as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000 and as Chief Investment Officer since September 2001. Mr. Hyun, manager of the Capital Appreciation Portfolio and co-manager of the LargeCap Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997, as a Senior Vice President and portfolio manager from 1997 until June
2000, and a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Barbi, manager of the Money Market Portfolio, and co-manager of the Balanced Portfolio, has been employed by the Manager as a Vice President and portfolio manager since September 2001, prior to which she was a Vice President and Securities Trader at NationsBanc Montgomery Securities, LLC from 1990 until 1998, and a private investor since 1998.

THE FUND'S ADDRESS ON THE BACK COVER OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

The Alger Fund
30 Montgomery Street
Jersey City, NJ  07302

                     THE ALGER FUND - MONEY MARKET PORTFOLIO

  SUPPLEMENT DATED SEPTEMBER 26, 2001 TO THE PROSPECTUS DATED FEBRUARY 28, 2001


THE MANAGER'S ADDRESS UNDER THE HEADING "MANAGEMENT AND ORGANIZATION" ON PAGE 4 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred Alger Management, Inc.
30 Montgomery Street
Jersey City, NJ 07302

THE PARAGRAPH UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGE 4 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III is the key strategist for the Portfolio, overseeing the investments of the Portfolio. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the Portfolio prior to 1995. Alison Barbi is the individual responsible for the day-to-day management of the Portfolio's investments and has served in that capacity since September 2001. Ms. Barbi has been employed by the Manager as a Vice President and portfolio manager since September 2001, prior to which she was a Vice President and Securities Trader at NationsBanc Montgomery Securities, LLC from 1990 until 1998, and a private investor since 1998.

THE FUND'S ADDRESS ON THE BACK COVER OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

The Alger Fund
30 Montgomery Street
Jersey City, NJ 07302

                                 THE ALGER FUND

 Supplement dated September 26, 2001 to the Statement of Additional Information
                    dated February 28, 2001, as supplemented

THE LAST SENTENCE OF THE LAST PARAGRAPH ON THE COVER PAGE IS AMENDED TO READ AS
FOLLOWS:

It should be read together with the Prospectus which may be obtained free of charge by writing the Fund at 30 Montgomery Street, Jersey City, NJ 07302 or calling (800) 992-3863.

THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER THE HEADING "PURCHASES" ON PAGE 13 IS HEREBY AMENDED TO READ AS FOLLOWS:

Each of the officers of the Fund and Fred M. Alger, III, who is Chairman of the Board of Trustees of the Fund, are "affiliated persons" as defined in the Act, of the Fund and of Alger Inc.

THE LAST 3 SENTENCES OF THE PARAGRAPH UNDER THE HEADING "TRUSTEES AND OFFICERS OF THE FUND" ON PAGE 22 ARE HEREBY AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III is an "interested person" of the Fund, as defined in the Act. Unless otherwise noted, the address of each person named below is 30 Montgomery Street, Jersey City, New Jersey 07302.

WITH RESPECT TO THE TABLE ON PAGE 22 UNDER THE HEADING "MANAGEMENT", FRED M. ALGER, III IS ALSO PRESIDENT OF ASSOCIATES, ALGER MANAGEMENT, ALGER INC., PROPERTIES, INTERNATIONAL, SERVICES, AGENCY AND ARI. IN ADDITION, THE LISTING FOR DAVID D. ALGER IS DELETED.

THE THIRD SENTENCE OF THE FOURTH PARAGRAPH UNDER THE HEADING "INVESTMENT MANAGER" ON PAGE 24 IS AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III who holds in excess of 25% of the outstanding voting securities of Associates, may be deemed to control that company and its subsidiaries.

THE LISTING UNDER THE HEADING "INVESTMENT MANAGER" ON THE BACK COVER OF THE STATEMENT OF ADDITIONAL INFORMATION IS AMENDED TO READ AS FOLLOWS:

Fred Alger Management, Inc.
30 Montgomery Street
Jersey City, New Jersey 07302